Leases - Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Cash paid for amounts in the measurement of lease liabilities		$ 46,174	$ 57,201
Derecognition of ROU assets and lease liabilities		$ 100,363